Other Post-Employment Benefits - Summary of Other Post-Employment Benefit Obligation to Changes in the Discount Rate, Health Care Cost Trend Rate and Mortality Assumptions (Detail) - Pension defined benefit plans [member] - CAD ($)
$ in Millions
	Mar. 31, 2024	Mar. 31, 2023
Actuarial assumption of discount rates [member]
Statement [Line Items]
One percentage point increase	$ (123.1)	$ (118.5)
One percentage point decrease	147.4	141.8
Actuarial assumption of discount rates [member] | Other Post Employment Benefits [Member]
Statement [Line Items]
One percentage point increase	(26.4)	(25.2)
One percentage point decrease	33.2	31.7
Health care cost trend rates [Member] | Other Post Employment Benefits [Member]
Statement [Line Items]
One percentage point increase	27.9	25.8
One percentage point decrease	(24.2)	(22.2)
Actuarial assumption of mortality rates [member]
Statement [Line Items]
One percentage point increase	33.1	31.5
One percentage point decrease	(34.0)	(32.4)
Actuarial assumption of mortality rates [member] | Other Post Employment Benefits [Member]
Statement [Line Items]
One percentage point increase	8.6	8.3
One percentage point decrease	$ (8.5)	$ (8.1)